Equity	6 Months Ended
Jun. 30, 2025
Disclosure Equity Abstract
Equity

25.	Equity
25.1.	Share capital

As of June 30, 2025 and December 31, 2024, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101. The table below shows the composition of shares, in each period, all registered, book-entry and with no par value.

	06.30.2025	12.31.2024
Common shares	7,442,231,382	7,442,454,142
Preferred shares	5,446,501,379	5,602,042,788
Subscribed and fully paid shares	12,888,732,761	13,044,496,930

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

On January 29, 2025, the Board of Directors approved the cancellation of a total of 155,764,169 treasury shares, without reducing the share capital. The effects of this cancellation were reflected in capital reserve (US$ 2) and profit retention reserve, within profit reserves (US$ 1,116).

On April 16, 2025, the Annual General Shareholders Meeting approved a proposal to update the Company's Bylaws to reflect the current number of shares.

25.2.	Profit Reserves

The following table presents the final balance of profit reserves as disclosed in the Statements of changes in shareholders’ equity:

	Legal	R&D reserve	Capital remuneration	Tax incentives	Profit retention	Additional dividends proposed	Total
Balance at January 1, 2024	12,846	3,397	8,428	1,998	43,038	2,934	72,641
Additional dividends proposed	−	−	(4,244)	−	−	(2,934)	(7,178)
Balance at June 30, 2024	12,846	3,397	4,184	1,998	43,038	−	65,463

Balance at January 1, 2025	12,846	3,397	−	2,128	41,598	1,477	61,446
Additional dividends proposed	−	−	−	−	−	(1,477)	(1,477)
Cancellation of treasury shares	−	−	−	−	(1,116)	−	(1,116)
Balance at June 30, 2025	12,846	3,397	−	2,128	40,482	−	58,853

25.3.	Distributions to shareholders

Dividends relating to 2024

On April 16, 2025, the Annual General Shareholders Meeting approved dividends relating to 2024, amounting to US$ 13,076 (US$ 1.0146 per outstanding share). This amount includes US$ 11,599 anticipated during 2024 (updated by Selic interest rate from the date of each payment to December 31, 2024) and US$ 1,477 of complementary dividends which is accounted for as additional dividends proposed.

These complementary dividends were reclassified from shareholders' equity to liabilities on the date of approval on the Annual General Shareholders Meeting and were paid in 2 installments in May and June 2025, updated by the Selic interest rate from December 31, 2024 to the date of each payment.

Dividends and interest on capital relating to the first quarter of 2025

On May 12, 2025, Petrobras’s Board of Directors approved the distribution of remuneration to shareholders in the amount of US$ 2,063 or R$ 11,718 million (US$ 0.1600 per outstanding preferred and common shares, or R$ 0.9092), based on the net income for the three-month period ended March 31, 2025, considering the application of the Shareholder Remuneration Policy formula, as presented in the following table:

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends	05.12.2025	06.02.2025	0.0543	700
Interim interest on capital	05.12.2025	06.02.2025	0.1057	1,363
Total anticipated dividends			0.1600	2,063

These dividends and interest on capital will be paid in two equal installments, in August and September 2025, and will be deducted from the remuneration that will be distributed to shareholders relating to 2025. The amounts will be adjusted by the SELIC rate from the date of payment of each installment until the end of the referred fiscal year, on December 31, 2025.

This anticipation of interest on capital resulted in a deductible expense which reduced the income tax expense by US$ 465. Interest on capital is subject to withholding income tax (IRRF) of 15%, except for immune and exempt shareholders, as established in applicable law.

Dividends payable

Changes in the balance of dividends payable are set out as follows:

	Jan-Jun/2025	Jan-Jun/2024
Consolidated opening balance of dividends payable	2,657	3,539
Opening balance of dividends payable to non-controlling shareholders	19	38
Opening balance of dividends payable to shareholders of Petrobras	2,638	3,501
Additions relating to complementary dividends	1,477	7,178
Additions relating to anticipated dividends	2,063	2,615
Payments made	(4,588)	(10,578)
Indexation to the Selic interest rate	149	385
Transfers to unclaimed dividends	(17)	(40)
Withholding income taxes over interest on capital and indexation to the Selic interest rate (1)	(146)	(166)
Translation adjustment	441	(601)
Closing balance of dividends payable to shareholders of Petrobras	2,017	2,294
Closing balance of dividends payable to non-controlling shareholders	11	1
Consolidated closing balance of dividends payable	2,028	2,295
(1) It includes US$ 2 over dividends paid and US$6 over dividends payable.

Unclaimed dividends

As of June 30, 2025, the balance of dividends not claimed by shareholders of Petrobras is US$ 280 recorded as other current liabilities, as described in note 16 (US$ 276 as of December 31, 2024). The payment of these dividends was not carried out due to the lack of registration data for which the shareholders are responsible with the custodian bank for the Company's shares.

	Jan-Jun/2025	Jan-Jun/2024
Changes in unclaimed dividends
Opening balance	276	337
Prescription	(49)	(10)
Transfers from dividends payable	17	40
Translation adjustment	36	(42)
Closing Balance	280	325

25.4.	Earnings per share

		Jan-Jun/2025			Jan-Jun/2024
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	6,183	4,525	10,708	2,559	1,879	4,438
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,466,560,112	12,908,791,494
Basic and diluted earnings per share - in U.S. dollars	0.83	0.83	0.83	0.34	0.34	0.34
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	1.66	1.66	1.66	0.68	0.68	0.68

		Apr-Jun/2025			Apr-Jun/2024
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	2,734	2,000	4,734	(198)	(146)	(344)
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,455,611,812	12,897,843,194
Basic and diluted earnings (losses) per share - in U.S. dollars	0.37	0.37	0.37	(0.03)	(0.03)	(0.03)
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	0.74	0.74	0.74	(0.06)	(0.06)	(0.06)
(1) Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period. The change in the weighted average number of outstanding shares is due to the Share repurchase program (preferred shares) which was closed on August 4, 2024, whose shares were cancelled in January 2025, as described in note 25.1.

Diluted earnings per share are calculated by adjusting the net income attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.